Segment Information (Parentheticals) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	$ 2,229,471	$ 1,993,880	$ 2,120,102
Mark-to-market of investments in our deferred compensation plan	11,557	10,636	6,809
Retail Segment Strip Shopping Centers [Member]
Segment Reporting Information [Line Items]
Transaction Costs Spin Off	14,956
New York Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	1,439,189	1,079,682	1,017,859
New York Segment [Member] | Alexanders Inc [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	41,746	42,210	231,402
New York Segment [Member] | Alexanders Inc [Member] | Net Gain On Sale Of Real Estate [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Gain (Loss) from Disposal of Discontinued Operations			179,934
New York Segment [Member] | Hotel Pennsylvania [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	30,753	30,723	28,455
New York Segment [Member] | Retail Properties [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	281,428	246,808	189,484
New York Segment [Member] | Office Building [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	1,085,262	759,941	568,518
New York Segment [Member] | Office Building [Member] | Net Gain On Sale Of Real Estate [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Gain (Loss) from Disposal of Discontinued Operations	440,537	127,512
Washington DC Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	335,590	341,223	532,412
Washington DC Segment [Member] | Washington Dc Office Excluding Skyline Properties [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	266,859	268,373	449,448
Washington DC Segment [Member] | Washington Dc Office Excluding Skyline Properties [Member] | Net Gain On Sale Of Real Estate [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Gain (Loss) from Disposal of Discontinued Operations			163,367
Washington DC Segment [Member] | Washington DC Skyline Properties [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	27,150	29,499	40,037
Washington DC Segment [Member] | Washington Dc Residential Property [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	41,581	43,351	42,927
Washington DC Segment [Member] | Office Building [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	294,009	297,872	489,485
Other Segment [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	454,692	572,975	569,831
Other Segment [Member] | Real Estate Fund [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	70,306	49,471	24,604
Other Segment [Member] | Our share of Toys "R" Us [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	103,632	(12,081)	281,289
Other Segment [Member] | Merchandise Mart Other [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	79,636	74,270	62,470
Other Segment [Member] | Other Properties 555 California Street [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	48,844	42,667	46,167
Other Segment [Member] | India real estate ventures [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	6,434	5,841	3,654
Other Segment [Member] | LNR [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	0	20,443	75,202
Other Segment [Member] | Lexington Realty Trust [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	0	6,931	32,595
Other Segment [Member] | Lexington Realty Trust [Member] | Net Gains From Stock Issuances [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	0	0	28,763
Other Segment [Member] | Other Investments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	26,586	28,505	25,103
Other Segment [Member] | Corporate General And Administrative Expenses [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	(94,929)	(94,904)	(89,082)
Other Segment [Member] | Investment Income and other, net [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	31,665	46,525	45,563
Other Segment [Member] | Urban Edge Properties And Residual Retail Properties Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	235,989	531,493	201,035
Other Segment [Member] | Acquisition and transaction related costs, and impairment losses [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	(16,392)	(24,857)	(17,386)
Other Segment [Member] | Net Gain On Sale Of Marketable Securities Land Parcels And Residential Condominimums [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	13,568	56,868	4,856
Other Segment [Member] | Our share of debt satisfaction gains and net gains on sale of real estate [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	13,000	0	0
Other Segment [Member] | Suffolk Downs impairment loss and loan reserve [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	(10,263)	0	0
Other Segment [Member] | Our share of impairment losses of partially owned entities [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	(5,771)	0	(4,936)
Other Segment [Member] | Loss On Sale Of J C Penney Common Shares [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	0	(127,888)	(300,752)
Other Segment [Member] | Severance Costs [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	0	(5,492)	(3,005)
Other Segment [Member] | Merchandise Mart Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	0	0	93,588
Other Segment [Member] | Net income attributable to noncontrolling interests in the Operating Partnership [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	(47,563)	(23,659)	(35,327)
Other Segment [Member] | Preferred Unit Distributions Of Operating Partnership [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	(50)	(1,158)	(9,936)
Other Segment [Member] | Other EBITDA attributable to identifiable investments [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	335,438	216,047	551,084
Other Segment [Member] | Independence Plaza [Member] | Net Gain On Asset Purchase [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	0	0	105,366
Other Segment [Member] | Income before net realized / unrealized gains (Operations) [Member] | Real Estate Fund [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	8,056	7,752	6,385
Other Segment [Member] | Carried Interest [Member] | Real Estate Fund [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	24,715	18,230	4,379
Other Segment [Member] | Net realized/unrealized gains on investments | Real Estate Fund [Member]
Segment Reporting Information [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization	$ 37,535	$ 23,489	$ 13,840